UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Check here if Amendment           [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
 						                           [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:   	LVM Capital Management, Ltd.
Address:	7840 Moorsbridge Road
	       	Portage, Michigan  49024

13F File Number:	28-6658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Michelle M. Larabee
Title:	Director of Operations
Phone:	616-321-8120
Signature, Place, and Date of Signing:

	Michelle M. Larabee  	Portage, Michigan	  November 5,1999

Report Type (Check only one.):
[X ]		13F Holdings Report
[  ]		13F Notice.
[  ]		13F Combination Report.

 List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		68

Form 13F Information Table Value Total:		$135,560

List of Other Included Managers:

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
WHX SERIES B $3.75 CV          PFD              929248300      254     7600 SH       SOLE                     7600
S&P 500 DEPOSITARY RECEIPT                      78462f103     1912 14850.000SH       SOLE                14850.000
ABBOTT LABS                    COM              002824100      255     6940 SH       SOLE                     6940
ADOBE SYSTEMS                  COM              00724f101     6421    56575 SH       SOLE                    56575
AMERICAN EXPRESS               COM              025816109      708     5245 SH       SOLE                     5245
AMERICAN HOME PRODUCTS         COM              026609107      809    19500 SH       SOLE                    19500
AMERICAN INTERNATIONAL GROUP   COM              026874107     8523    98033 SH       SOLE                    98033
AMERITECH                      COM              030954101     1212    18164 SH       SOLE                    18164
APPLIED MATERIALS              COM              038222105      307     3950 SH       SOLE                     3950
ASSOCIATES FIRST CAPITAL       COM              046008108      239     6638 SH       SOLE                     6638
AT&T                           COM              001957109     4729   108709 SH       SOLE                   108709
BANK OF AMERICA                COM              060505104      570    10238 SH       SOLE                    10238
BANK ONE                       COM              059438101      480    13789 SH       SOLE                    13789
BELL ATLANTIC                  COM              077853109      491     7296 SH       SOLE                     7296
BLYTH INDUSTRIES               COM              09643p108     6112   217800 SH       SOLE                   217800
BP AMOCO PLC ADR               COM              055622104     1004     9064 SH       SOLE                     9064
BRISTOL MYERS SQUIBB           COM              110122108     3304    48942 SH       SOLE                    48942
CARDINAL HEALTH                COM              14149y108      692    12698 SH       SOLE                    12698
CASEY'S GENERAL STORES         COM              147528103     5048   376526 SH       SOLE                   376526
CHASE MANHATTAN                COM              16161A108     1138    15100 SH       SOLE                    15100
CHEVRON                        COM              166751107      651     7330 SH       SOLE                     7330
CISCO SYSTEMS                  COM              17275r102      879    12825 SH       SOLE                    12825
CITIGROUP                      COM              172967101     1523    34616 SH       SOLE                    34616
CORNING                        COM              219350105      810    11818 SH       SOLE                    11818
DAIMLERCHRYSLER                COM              d1668r123      714    10287 SH       SOLE                    10287
DENTSPLY INTERNATIONAL         COM              249030107     1044    45900 SH       SOLE                    45900
EQUITY RESIDENTIAL PROPERTIES  COM              29476l107      281     6637 SH       SOLE                     6637
EXXON                          COM              302290101     4301    56596 SH       SOLE                    56596
FANNIE MAE                     COM              313586109     4514    72015 SH       SOLE                    72015
FEDERAL HOME LOAN MORTGAGE     COM              313400301      208     4000 SH       SOLE                     4000
FIRST UNION                    COM              337358105     2857    80185 SH       SOLE                    80185
FLOWERS INDUSTRIES             COM              343496105      225    16600 SH       SOLE                    16600
FORD                           COM              345370100      636    12663 SH       SOLE                    12663
GENERAL ELECTRIC               COM              369604103     1592    13426 SH       SOLE                    13426
GTE                            COM              362320103     6394    83175 SH       SOLE                    83175
HEWLETT PACKARD                COM              428236103      226     2485 SH       SOLE                     2485
ING GROEP ADR                  COM              456837103     2425    44301 SH       SOLE                    44301
INTEL                          COM              458140100     8726   117425 SH       SOLE                   117425
INTERNATIONAL BUSINESS MACHINE COM              459200101     8464    69948 SH       SOLE                    69948
J.P. MORGAN                    COM              616880100      491     4300 SH       SOLE                     4300
JACOBS ENGINEERING             COM              469814107     3725   114600 SH       SOLE                   114600
KIMBERLY CLARK                 COM              494368103      309     5862 SH       SOLE                     5862
LANDAUER                       COM              51476K103      505    20100 SH       SOLE                    20100
LEXMARK INTERNATIONAL          COM              529771107      298     3700 SH       SOLE                     3700
LUCENT TECHNOLOGIES            COM              549463107      212     3268 SH       SOLE                     3268
MBIA                           COM              55262C100     3468    74375 SH       SOLE                    74375
MEDTRONIC                      COM              585055106      306     8600 SH       SOLE                     8600
MELLON FINANCIAL               COM              58551a108     5469   162654 SH       SOLE                   162654
MERCK                          COM              589331107     1342    20710 SH       SOLE                    20710
MICROSOFT                      COM              594918104     1280    14130 SH       SOLE                    14130
MINNESOTA MINING & MANUFACTURI COM              604059105      209     2178 SH       SOLE                     2178
MOBIL                          COM              607059102      262     2600 SH       SOLE                     2600
NATIONWIDE HEALTH PROPERTYS    COM              638620104      221    13300 SH       SOLE                    13300
NCI BUILDING SYSTEMS           COM              628852105     2650   159990 SH       SOLE                   159990
NISOURCE                       COM              65473p105      551    24900 SH       SOLE                    24900
PEOPLESOFT                     COM              712713106     3222   190200 SH       SOLE                   190200
ROYAL DUTCH PETROLEUM          COM              780257804      821    13900 SH       SOLE                    13900
SAFEWAY                        COM              786514208     1681    44165 SH       SOLE                    44165
SOUTHDOWN                      COM              841297104      417     7803 SH       SOLE                     7803
STMICRO- ELECTRONICS           COM              861012102      755    10200 SH       SOLE                    10200
STRYKER                        COM              863667101      507     9914 SH       SOLE                     9914
TELEFONICA SA  ADR             COM              879382208     2082    43381 SH       SOLE                    43381
TJX                            COM              872540109     2177    77575 SH       SOLE                    77575
UNITED TECHNOLOGIES            COM              913017109      309     5203 SH       SOLE                     5203
UNUMPROVIDENT                  COM              91529y106     2416    82075 SH       SOLE                    82075
US RESTAURANT PROPERTYS        COM              90338E103      772    40625 SH       SOLE                    40625
WATSON PHARMACEUTICALS         COM              942683103     5741   187850 SH       SOLE                   187850
WICOR                          COM              929253102     2682    92300 SH       SOLE                    92300